Income taxes - Schedule of Reconciliation between the Statutory Earned Income Tax Rate (Parentheticals) (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule Of Reconciliation Between The Statutory Earned Income Tax Rate Abstract
Income tax computed at statutory EIT rate	25.00%	25.00%